Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) SecurityLoan	Dec. 31, 2020 USD ($) SecurityLoan	Dec. 31, 2019 USD ($) SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	33,429	36,954	47,454
Pre-Modification Outstanding Loan Balance	$ 1,214	$ 2,211	$ 1,664
Post-Modification Outstanding Loan Balance	$ 1,193	$ 2,021	$ 1,612
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	2,156	3,423	3,445
Pre-Modification Outstanding Loan Balance	$ 140	$ 628	$ 376
Post-Modification Outstanding Loan Balance	$ 127	$ 493	$ 359
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	112	149	136
Pre-Modification Outstanding Loan Balance	$ 193	$ 262	$ 129
Post-Modification Outstanding Loan Balance	$ 179	$ 218	$ 125
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	977	1,176	417
Pre-Modification Outstanding Loan Balance	$ 329	$ 402	$ 55
Post-Modification Outstanding Loan Balance	$ 328	$ 401	$ 54
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	2,576	4,027	2,952
Pre-Modification Outstanding Loan Balance	$ 74	$ 117	$ 63
Post-Modification Outstanding Loan Balance	$ 67	$ 114	$ 61
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	25,297	23,549	34,247
Pre-Modification Outstanding Loan Balance	$ 144	$ 135	$ 185
Post-Modification Outstanding Loan Balance	$ 146	$ 136	$ 186
Total Loans, Excluding Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	31,118	32,324	41,197
Pre-Modification Outstanding Loan Balance	$ 880	$ 1,544	$ 808
Post-Modification Outstanding Loan Balance	$ 847	$ 1,362	$ 785
Government National Mortgage Association [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	2,311	4,630	6,257
Pre-Modification Outstanding Loan Balance	$ 334	$ 667	$ 856
Post-Modification Outstanding Loan Balance	$ 346	$ 659	$ 827